Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31, 2026	March 31, 2025
Office equipment and furniture	$49,044	$74,694
Motor vehicles	2,269	16,901
Total	51,313	91,595
Less: Accumulated depreciation	(45,590)	(82,664)
Property and equipment, net	$5,723	$8,931